Property, Plant, and Equipment (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Property, Plant, and Equipment	Depreciation and amortization are calculated using the straight-line method over the estimated useful lives of the assets as follows:

Asset	Useful Life
Buildings and improvements	12-40 years
Machinery and equipment	3-15 years
Office furniture and equipment	3-12 years

	December 31,
	2019	2018
	(In millions)
Land	$53.7	$61.6
Buildings and improvements	401.2	421.8
Machinery and equipment	1,230.1	1,201.9
Construction in progress	73.8	99.2
Total	1,758.8	1,784.5
Less accumulated depreciation	(713.6)	(642.2)
Property, plant, and equipment, net	$1,045.2	$1,142.3